Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Entity Listings [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-34848
Entity Registrant Name	SEANERGY MARITIME HOLDINGS CORP.
Entity Central Index Key	0001448397
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	154 Vouliagmenis Avenue
Entity Address, Postal Zip Code	166 74
Entity Address, City or Town	Glyfada
Entity Address, Country	GR
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Firm ID	1457	1163
Auditor Name	Deloitte Certified Public Accountants S.A.	Ernst & Young (Hellas) Certified Auditors Accountants S.A.
Auditor Location	Athens, Greece	Athens, Greece
Business Contact [Member]
Entity Listings [Line Items]
Contact Personnel Name	Stamatios Tsantanis
Entity Address, Address Line One	154 Vouliagmenis Avenue
Entity Address, Postal Zip Code	10004
Entity Address, City or Town	Glyfada
Entity Address, Country	GR
Country Region	30
City Area Code	213
Local Phone Number	0181507
Contact Personnel Fax Number	9638404
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Shares of common stock, par value $0.0001 per share
Trading Symbol	SHIP
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	18,191,614
Preferred Stock Purchase Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock Purchase Rights
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Series B Preferred Stock [Member]
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	20,000